Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income (loss) before income taxes
United States	$ 26,699	$ 17,073	$ 8,933
International	56	(1,360)	(1,543)
Total	$ 26,755	$ 15,713	$ 7,390